Earnings/(Loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings/(Loss) Per Common Share [Abstract]
Calculation of Basic and Diluted Earnings/ (Loss) per Share

The components of the calculation of basic and diluted earnings/(loss) per share for the years ended December 2021, 2022 and 2023 are as follows:

	Year Ended December 31,
	2021	2022	2023
Net Income	8,616	18,948	6,066
Less: Deemed dividend for beneficial conversion feature of Series E Shares	(900)	-	-
Less: Deemed dividend equivalents on preferred shares related to redemption value	(437)	(14,400)	-
Less: Dividends of preferred shares	(1,883)	(12,390)	(6,010)
Less: Deemed dividend on warrant inducement	-	(1,345)	-
Less: Deemed dividend on Series E Shares conversion	-	-	(22,426)
Net Income / (Loss) attributable to common shareholders	5,396	(9,187)	(22,370)

Earnings / (Loss) per share:
Weighted average common shares outstanding, basic and dilutive	165,966	252,815	1,798,761
Earnings / (Loss) per share, basic and diluted	32.51	(36.34)	(12.44)